Form N-1A Cover	Dec. 13, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	TIFF INVESTMENT PROGRAM
Entity Central Index Key	0000916622
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 13, 2024
Prospectus Date	Apr. 29, 2024
Supplement to Prospectus [Text Block]

TIFF INVESTMENT PROGRAM
TIFF MULTI-ASSET FUND (“MAF”)

Supplement Dated December 13, 2024
to the Prospectus Dated April 29, 2024, as Supplemented July 1, 2024 and October 1, 2024,
the Statement of Additional Information Dated April 29, 2024, and

the Summary Prospectus Dated April 29, 2024, as Supplemented July 1, 2024

This supplement provides new and additional information to the MAF prospectus referenced above, the MAF Statement of Additional Information referenced above, and the MAF summary prospectus referenced above.

As part of TIFF Advisory Services, LLC’s (“TAS’s”) ongoing commitment to the non-profit sector, TAS will continue to voluntarily waive 10% of its management fees for MAF, as commenced on November 1, 2023, and continuing through December 31, 2025. While TAS’s current intention is to continue to waive a portion of its management fees for MAF after December 31, 2025, the amount and timing of any such ongoing fee waivers has not yet been determined and such fee waivers, if provided, may not be material.